Financial Liabilities - Borrowings - Additional Information (Detail) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Accrued interest included in non-current borrowings	£ 10.0		£ 11.0
Accrued interest included in current borrowings	0.5		2.0
Non-current borrowings	1,245.0		1,397.0
Current borrowings	155.0		254.0
Disposal groups classified as held for sale [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings			66.0
Current borrowings			3.0
Undrawn borrowing capacity [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity on revolving credit facility	£ 900.0	$ 1,190	£ 900.0	$ 1,190